Share Capital and Warrants - Additional Information (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Oct. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Nov. 07, 2024	Dec. 31, 2023
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock				20.00%
NCIB, shares redeemed, amount		$ 918	$ 732	$ 1,281	$ 1,337
Renewed NCIB
Disclosure of classes of share capital [Line Items]
Average carrying value				$ 762
Stock Option Plan
Disclosure of classes of share capital [Line Items]
Shares available for future issuance (in shares)		24,900		24,900
Common shares
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares Under NCIB (in shares)				60,537		55,861
Common Shares Issued Under Employee Benefit Plan				$ 76
Shares outstanding (in shares)		1,766,329		1,766,329		1,825,038					1,871,868
Common shares | Paid in Surplus
Disclosure of classes of share capital [Line Items]
Common Shares Issued Under Employee Benefit Plan				$ (6)
Common shares | Renewed NCIB
Disclosure of classes of share capital [Line Items]
Purchase of Common Shares Under NCIB (in shares)				60,500
NCIB, shares repurchased, price per share (in CAD per share)				$ 20.75
NCIB, shares redeemed, amount				$ 1,300
NCIB, reduction to contributed surplus				541
NCIB, reduction to retained earnings				221
Average carrying value				737
Taxes paid				$ 25
Common shares | Renewed NCIB | Potential ordinary share transactions
Disclosure of classes of share capital [Line Items]
Number of shares authorized (in shares)										127,500
Purchase of Common Shares Under NCIB (in shares)	17,000
NCIB, shares redeemed, amount	$ 409
NCIB, shares authorized for repurchase (in shares)	48,800						120,000
Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		12,000		12,000		26,000					36,000
Retained earnings		$ 107		$ 107
Preferred Shares | Series 5 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)									8,000
Preferred Shares | Series 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)								6,000
Preferred Shares | Series 5 And 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
NCIB, shares redeemed, amount				$ 350
Preferred Shares, Price Per Share		$ 25.00		$ 25.00
Common Share Warrants
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)		2,905		2,905		3,643					7,625
Exercise price of warrants issued (in CAD per share)				$ 6.54